CASH AND CASH EQUIVALENTS	12 Months Ended
Jun. 30, 2021
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS

10.        CASH AND CASH EQUIVALENTS

	June 30,	June 30,
	2021	2020
	(US$’000)
Balances with banks in:
− current accounts	55,258	19,451
− deposit accounts (with a maturity of 3 months or less at inception)	2,559	2,396
	57,817	21,847
Cash in hand	25	23
	57,842	21,870